Goodwill And Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

5. Goodwill and Other Intangible Assets

     The following table summarizes changes in goodwill for the nine months ended September 30, 2011 (in thousands):

Balance at January 1, 2011	$9,157
YFCS acquisition	137,924

Balance at September 30, 2011	$147,081

Other identifiable intangible assets and related accumulated amortization consist of the following as of September 30, 2011 and December 31, 2010 (in thousands):

	GROSS CARRYING AMOUNT		ACCUMULATED AMORTIZATION
	SEPTEMBER 30, 2011	DECEMBER 31, 2010	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Intangible assets subject to amortization:
Trademarks	$85	$85	$(73)	$(64)
Patient-related intangible assets	1,200	—	(1,200)	—
Non-compete agreements	588	266	(403)	(207)

	1,873	351	(1,676)	(271)
Intangible assets not subject to amortization:
Licenses and accreditations	8,329	129	—	—
Certificates of need	10,361	335	—	—

	18,690	464	—	—

Total	$20,563	$815	$(1,676)	$(271)

In connection with the YFCS acquisition, the Company acquired $19.4 million of intangible assets consisting of patient-related intangible assets of $1.2 million, non-compete agreements of $0.3 million, licenses and accreditations of $8.2 million and certificates of need of $9.7 million. The intangible assets acquired from YFCS have been recorded at preliminary estimates of fair value that are subject to change upon completion of the Company's valuation analyses. The patient-related intangible assets, which represent the value associated with the patients admitted to the YFCS facilities as of the acquisition date, have been amortized over the estimated three-month average term in which the existing patients will be discharged. The YFCS non-compete agreements are being amortized on a straight-line basis over the one-year term of the agreements.

Amortization expense for intangible assets during the three and nine months ended September 30, 2011 was approximately $0.1 million and $1.4 million, respectively, compared to $0 and $0.1 million for the three and nine months ended September 30, 2010, respectively. Amortization is computed using the straight-line method over the estimated useful life of the respective asset. The Company's licenses and accreditations and certificates of need intangible assets have indefinite lives and are therefore not subject to amortization.

8. Goodwill and Other Intangible Assets

     The following is a rollforward of the Company's goodwill as of December 31, 2010 and 2009.

	2010	2009
Beginning balance	$9,156,984	$6,395,002
Additions through acquisitions	—	2,761,982

Ending balance	$9,156,984	$9,156,984

The Company has no accumulated impairment related to its goodwill as of December 31, 2010, 2009 and 2008.

Other identifiable intangible assets and related accumulated amortization consists of the following as of December 31, 2010 and 2009.

	2010	2009
Intangible assets subject to amortization:
Cost:
Trademarks	$85,000	$85,000
Noncompete	266,000	285,000

	351,000	370,000
Less accumulated amortization	(270,800)	(175,406)

	80,200	194,594
Intangible assets not subject to amortization:
Medicare licenses	128,922	134,000
Certificate of Need	335,297	150,000

	464,219	284,000

Intangible assets, net	$544,419	$478,594

Amortization is computed using the straight-line method over the estimated useful life of the respective asset. The Company's Medicare licenses and their Certificate of Need have indefinite lives and are therefore also not subject to amortization.

The weighted average amortization period for intangible assets subject to amortization are as followings (in years):

Trademarks	5.0
Noncompete	3.4
Total weighted average	3.8

Amortization of intangible assets totaled $108,534, $101,867, and $31,867 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company expects future amortization expense resulting from other intangible assets at December 31, 2010, as follows:

2011	$50,617
2012	23,333
2013	5,000
2014	1,250

$80,200